CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 45,284,308	$ 49,098,841
Restricted cash		2,000,054
Accounts receivable, net	42,005,638	49,829,419
Inventories	33,263,094	49,894,514
Prepayments and other current assets	9,200,238	21,366,262
Loan receivables	646,000
Total current assets	130,399,278	172,189,090
Property and equipment, net	966,509	1,428,979
Intangible assets, net	565,106	1,311,653
Operating lease right-of-use assets	2,434,221	1,203,961
Deferred tax assets	829,389	787,697
Long-term investment	5,904,000
Other non-current assets	1,529,406	1,538,996
Total assets	142,627,909	178,460,376
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short term borrowings	16,942,751	34,515,953
Accounts payable	24,190,898	26,439,191
Amounts due to related parties	9,400,708	16,233,461
Operating lease liabilities, current	411,557	1,052,046
Advance from customers	730,630	1,043,004
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs and VIE’s subsidiary without recourse to the Group of US$ 21,695 and US$ 4,604 as of December 31, 2019 and 2020, respectively)	821,044	718,698
Tax payables (including tax payables of the consolidated VIEs and VIE’s subsidiary without recourse to the Group of US$ 1,010 and US$ 250 as of December 31, 2019 and 2020, respectively)	3,574,217	3,042,834
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiary without recourse to the Group of US$ 7,238 and US$ 122,915 as of December 31, 2019 and 2020, respectively)	5,038,861	10,516,988
Total current liabilities	61,110,666	93,562,175
Deferred tax liabilities	24,684	138,406
Operating lease liabilities, non-current	1,938,885	69,347
Total liabilities	63,074,235	93,769,928
Commitments and contingencies (Note 29)
Shareholders’ equity:
Additional paid-in capital	108,369,688	105,944,278
Accumulated other comprehensive (loss) income	4,037,628	(2,264,635)
Accumulated deficit	(32,855,049)	(19,556,137)
Total ECMOHO Limited shareholders’ equity	79,553,674	84,124,893
Non-controlling interests		565,555
Total shareholders’ equity	79,553,674	84,690,448
Total liabilities and shareholders’ equity	142,627,909	178,460,376
Class A Ordinary Shares
Shareholders’ equity:
Ordinary Shares	693	635
Total shareholders’ equity	693	635
Class B Ordinary Shares
Shareholders’ equity:
Ordinary Shares	714	752
Total shareholders’ equity	$ 714	$ 752